INVESTMENTS, RELATED PARTY (Details Narrative)					1 Months Ended	12 Months Ended
	Dec. 30, 2022 shares	Nov. 29, 2021 shares	Aug. 12, 2021 $ / shares shares	Nov. 20, 2017 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($)	Jan. 28, 2022 $ / shares
Schedule of Investments [Line Items]
Number of shares issued | shares		51,217
Share issued price per share | (per share)			$ 0.10				$ 0.2048
SBetOne Inc [Member]
Schedule of Investments [Line Items]
Ownership percentage			59.02%
VON Acquisition Inc [Member]
Schedule of Investments [Line Items]
Ownership percentage			6.31%
VON Acquisition Inc [Member]
Schedule of Investments [Line Items]
Common shares received | shares			5,902,174
Outstanding common shares percentage			6.31%
SBetOne Inc [Member]
Schedule of Investments [Line Items]
Share issued price per share | $ / shares					$ 0.0001
Number of shares issued | shares	5,902,174
[custom:ConversionDebtRate]					590.00%
WENN [Member]
Schedule of Investments [Line Items]
Number of shares issued | shares				375,000
Share issued price per share | $ / shares				$ 0.0001
Investment | $				$ 37
SBetOne Inc [Member]
Schedule of Investments [Line Items]
Recognized identifiable assets acquired and liabilities assumed | $						$ 824,041
Net income (loss) from real estate investment partnership | $						350,942
Deconsolidation, gain (loss), amount | $						$ 120,478